Trade Accounts Receivable - Trade receivables (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jul. 31, 2024	Jan. 31, 2024	Jul. 31, 2025	Jan. 31, 2025
Trade Accounts Receivable
Unbilled receivables			$ 4.2	$ 4.6
Percentage of account receivable	10.00%	10.00%